Investments Investments and loan receivable (Tables)	12 Months Ended
Dec. 31, 2019
Investments and loan receivable
Schedule of investments and loan receivable

	At December 31,	At December 31,
	2019	2018
Equity investments	$145.6	$136.7
Loan receivable	34.6	32.3
Warrants	3.0	0.7
	$183.2	$169.7

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	2019	2018
Gain (loss) on change in the fair value of equity investments at FVTOCI	$11.4	$(21.4)
Deferred tax (expense) recovery in other comprehensive income	(1.5)	3.0
Gain (loss) on change in the fair value of equity investments at FVTOCI, net of tax	$9.9	$(18.4)